Business Combination (Details)	1 Months Ended
	Dec. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Assets acquired:
Goodwill		$ 149,303	¥ 1,002,000	¥ 1,002,000
Weimai
Business Combination
Cash consideration	¥ 6,000
Equity interest acquired (in percent)	100.00%
Assets acquired:
Cash	¥ 55,324
Prepaid expenses and other current assets	283,977
Intangibles-Accounts in social network platforms	4,080,000
Goodwill	1,002,000
Total assets acquired	5,421,301
Liabilities assumed:
Accounts payable	(704)
Accrued expenses and other current liabilities	(344,597)
Notes payable	(5,070,000)
Total liabilities assumed	(5,415,301)
Total net assets acquired	¥ 6,000